Equity	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Equity [Abstract]
Equity

(7) EQUITY

Zayo Group was initially formed on May 4, 2007, and is a wholly-owned subsidiary of Holdings. Prior to October 16, 2014, Holdings was a wholly owned subsidiary of CII. CII was organized on November 6, 2006, and subsequently capitalized on May 7, 2007, with capital contributions from various institutional and founder investors. Cash, property, and service proceeds from the capitalization of CII were contributed to the Company, and the contributions are reflected in the Company’s member’s interest. During Fiscal 2015, there was a deemed modification to the Company’s stock compensation arrangements with employees and directors.  The modification resulted in a reclassification of previously recorded stock-based compensation liability to member’s interest.

During the six months ended December 31, 2015, the Company recorded an $87.6 million increase in member’s interest associated with stock-based compensation expense related to the Company’s equity classified stock-based compensation awards (See Note 8 – Stock-based Compensation).  Additionally, the Company recorded an increase to member’s interest of $5.1 million associated with a net tax benefit from stock-based compensation.  The net tax benefit is a result of the stock-based compensation deduction for tax purposes exceeding the stock-based compensation expense recorded in the Company’s condensed consolidated statement of operations.  As a result of this net benefit, the Company retained $0.6 million in cash during the six months ended December 31, 2015 that would have otherwise been paid in income taxes during the current period.  The remaining $4.5 million net tax benefit allowed the Company to preserve an equal amount of its federal net operating loss carryforward balance.  Under GAAP, the gross tax benefit recognized during the period of $7.9 million has been recorded on the condensed consolidated statement of cash flows as a cash inflow in the financing activities section and an offsetting outflow of $7.9 million has been recorded as a cash outflow in the cash provided by operating activities section.

During the three months ended December 31, 2015, the Company repurchased 726,327 shares of ZGH common stock for $17.5 million. The stock repurchase on behalf of the Company’s parent is included on the condensed consolidated statement of member’s equity as a Capital distribution to parent during the six months ended December 31, 2015.

(11) EQUITY

Zayo Group was initially formed on May 4, 2007, and is a wholly-owned subsidiary of Holdings. Prior to October 16, 2014, Holdings was a wholly owned subsidiary of CII (See Note 1 – Business). CII was organized on November 6, 2006, and subsequently capitalized on May 7, 2007, with capital contributions from various institutional and founder investors. Cash, property, and service proceeds from the capitalization of CII were contributed to the Company, and the contributions are reflected in the Company’s member’s equity.

During the years ended June 30, 2015, 2014 and 2013, Holdings contributed $385.0 million, $5.6 million and $344.0 million, respectively, in cash to the Company.  During the year ended June 30, 2015 there was a deemed modification to the Company’s stock compensation arrangements with employees and directors.  The modification resulted in a reclassification of previously recorded stock-based compensation liability to member’s interest (see Note 12 – Stock-Based Compensation).

As discussed in Note 3—Acquisitions, CII issued 301,949 preferred units with an estimated fair value of $1.6 million in connection with the Corelink acquisition during the first quarter of Fiscal 2014.

Prior to the spin-off of Onvoy to CII, Holdings was the taxable parent of the Company and Onvoy Voice Services, Inc. (“Onvoy”). Holdings allowed for the sharing of Holdings’ NOL carry forwards between the Company and Onvoy. To the extent that any entity utilized NOLs or other tax assets that were generated or acquired by the other entity, the entities would settle the related-party transfer of deferred tax asset associated with such NOLs and other deferred-tax transfers between the companies via an increase or decrease to the respective entity’s member’s equity. During the years ended June 30, 2014 and 2013, the Company’s member’s equity balance decreased by $6.0 million and $5.3 million, respectively, as a result of transferring net deferred tax assets or liabilities to Onvoy.